Amounts Recognized in Other Comprehensive Income (loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts recognized in other comprehensive income (loss), pre-tax, consists of
Amortization of net actuarial loss (gain)	$ 1.6
Total recognized in other comprehensive income (loss)	1.2	51.5	66.7	19.0
Pension Benefits
Amounts recognized in other comprehensive income (loss), pre-tax, consists of
Net actuarial loss (gain)		58	98
Amortization of net actuarial loss (gain)		(11.0)	(6.0)
Total recognized in other comprehensive income (loss)		47.0	92.0
Other Benefits
Amounts recognized in other comprehensive income (loss), pre-tax, consists of
Net actuarial loss (gain)		6	(29)
Amortization of net actuarial loss (gain)		8.0	5.0
Prior service credit		(11)	(1)
Total recognized in other comprehensive income (loss)		$ 3.0	$ (25.0)